Derivative Instruments (Gain Loss on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	$ (1,563)	$ 8,071	$ 3,257
Warrant expiring April 15, 2015 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	1,026	6,778
Warrant expiring March 29, 2016 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	(507)	643
Rights Offering Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	0	613
Options to Contractors [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	$ 0	$ 37